Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Work in progress	$ 1,061	$ 1,088
Raw materials and supplies	731	665
Inventory reserves	(66)	(129)
Total	$ 1,726	$ 1,624